Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000050687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 10,000		$ 10,781	$ 12,241	$ 13,361	$ 13,658	$ 15,370	$ 18,858	$ 15,382	$ 17,831	$ 22,662	$ 25,796
C000166010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,842	12,362	13,557	13,940	15,771	19,454	15,942	18,581	23,736	27,171
C000050686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000050685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000050684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,832	12,361	13,553	13,934	15,761	19,427	15,927	18,560	23,692	27,117
C000050742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,631	11,533	12,080	12,805	14,146	15,972	13,415	14,516	17,402	19,065
C000050743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000050744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000166011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,641	11,544	12,093	12,821	14,165	15,995	13,439	14,545	17,437	19,119
C000050745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,580	11,421	11,898	12,546	13,800	15,493	12,953	13,949	16,636	18,140
C000050788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,411	10,868	11,046	11,772	12,581	13,470	11,273	11,693	13,528	14,336
C000166012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,476	11,012	11,264	12,081	12,997	14,000	11,802	12,315	14,334	15,307
C000050787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000050786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000050785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,476	11,010	11,259	12,073	12,986	13,987	11,789	12,299	14,312	15,267
C000050829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,719	11,918	12,803	13,343	14,944	17,625	14,576	16,378	20,278	22,748
C000050830 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000050831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000166013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	9,999.99		10,709.75	11,919.89	12,806.42	13,349.54	14,954.21	17,639.98	14,591.19	16,398.64	20,307.88	22,787.22
C000050832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,662.82	11,792.15	12,599.46	13,063	14,554.63	17,073.59	14,053.58	15,700.34	19,341.47	21,576.31
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Accumulated Value	10,000		11,196	13,283	14,582	14,783	16,327	20,806	16,508	19,942	26,274	30,811
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Accumulated Value	10,000		10,611	10,713	10,606	11,674	12,454	12,479	10,617	10,788	12,090	12,502
MSCI ACWI Index Net 56 MSCI USA Index 24 Bloomberg U S Universal Index 20 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)
Accumulated Value	10,000		11,156.43055	12,819.65959	14,030.66536	14,590.76048	16,354.84591	20,015.71358	16,297.67516	19,065.37035	24,537.48854	28,151.28554
MSCI ACWI Index Net 28 MSCI USA Index 12 Bloomberg U S Universal Index 60 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)
Accumulated Value	10,000		10,885.43554	11,731.33182	12,216.74076	13,101.94569	14,432.55816	16,013.53227	13,349.85112	14,568.89586	17,512.6451	19,098.02759
MSCI ACWI Index Net 14 MSCI USA Index 6 Bloomberg U S Universal Index 80 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)
Accumulated Value	10,000		10,748.65837	11,213.68532	11,387.11864	12,379.1447	13,443.30947	14,181.98577	11,948.31402	12,584.90184	14,610.47384	15,519.91313
MSCI ACWI Index Net 42 MSCI USA Index 18 Bloomberg U S Universal Index 40 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)
Accumulated Value	$ 10,000		$ 11,021.36955	$ 12,266.21124	$ 13,096.74197	$ 13,839.62951	$ 15,407.83327	$ 17,962.95677	$ 14,805.80355	$ 16,733.67957	$ 20,820.67959	$ 23,295.78107